Loss Per Share - Summary of Loss and Weighted Average Number of Ordinary Shares Outstanding (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Loss used in the computation of basic and diluted loss per share	$ (17,460,159)	$ (30,993,757)	$ (42,185,597)	$ (39,891,978)
Weighted-average number of ordinary shares in the computation of basic and diluted loss per share	160,248,940	146,197,511